Discontinued Operations (Details)			12 Months Ended
	Jul. 27, 2026 AUD ($)	Jul. 27, 2026 USD ($)	Jun. 30, 2026 AUD ($) $ / shares	Jun. 30, 2026 USD ($) $ / shares
Discontinued Operations [Line Items]
Cash equivalent of consideration				$ 1
Operational liabilities			$ 21,400,000
Goodwill			$ 2,582,495
Cash considerations | (per share)			$ 1	$ 1
Net assets			$ 6,400,000
Operational borrowings and liabilities			21,400,000
Impairment of goodwill			2,582,495
Impairment loss			6,407,139
Property, Plant and Equipment [Member]
Discontinued Operations [Line Items]
Net assets			1
Net carrying amount			$ 1
Subsequent Event [Member]
Discontinued Operations [Line Items]
Cash equivalent of consideration	$ 1.43	$ 1